ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2011
ACCRUED SEVERANCE PAY, NET

NOTE 7 — ACCRUED SEVERANCE PAY, NET

Under Israeli law and labor agreements, the Company is required to make severance payments to its dismissed employees and employees leaving its employment in certain other circumstances. The Company's severance pay obligation to its employees, which is calculated on the basis of the salary of each employee for the last month of the reported period multiplied by the years of such employee's employment, is reflected by the accrual presented in the balance sheet and is partially funded by deposits with insurance companies and provident funds. Outside of Israel the Company accrues severance pay obligations when required under the applicable laws in such jurisdictions. Severance pay obligations made to Israeli employees are considered significant compared to all other subsidiaries.

Severance pay expenses amounted to $1,383, $911 and $527 for the years ended December 31, 2011, 2010 and 2009, respectively.